CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Taxes on actuarial (loss) gain on employee retirement benefit plans	$ (62)	$ (23)